Net loss per share (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net loss per share
Note 15 - Net loss per share

Basic and diluted net loss per share attributable to common stockholders is presented using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options and the amount of compensation cost for future service that has not yet been recognized are collectively assumed to be used to repurchase shares.

Basic and diluted net loss per share is calculated by dividing net and comprehensive loss attributable to common stockholders by the weighted-average shares outstanding during the period. For the three months ended March 31, 2021 and 2020, the Company’s basic and diluted net and comprehensive loss per share attributable to common stockholders are the same because the Company has generated a net loss to common stockholders and common stock equivalents are excluded from diluted net loss per share as they have an antidilutive impact.

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the three months ended March 31, 2021 and 2020 (in thousands, except share and per share amounts):

	Three Months Ended March 31,
Common stockholders	2021	2020
Numerator:
Net and comprehensive loss	$(12,850)	$(9,454)
Less: Preferred stock dividends	—	34
Less: Adjustment due to warrant modifications	402	—
Adjusted Net and comprehensive loss available to common stockholders	$(13,252)	$(9,488)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	57,525,054	48,526,396
Net loss per share attributable to common stockholders, basic and diluted	$(0.23)	$(0.20)

Note 20 – Net loss per share

Basic and diluted net loss per share attributable to common stockholders is presented using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options and the amount of compensation cost for future service that has not yet been recognized are collectively assumed to be used to repurchase shares.

Basic and diluted net loss per share is calculated by dividing net and comprehensive loss attributable to common stockholders by the weighted-average shares outstanding during the period. For the years ended December 31, 2020 and 2019, the Company’s basic and diluted net and comprehensive loss per share attributable to common stockholders are the same, because the Company has generated a net loss to common stockholders and common stock equivalents are excluded from diluted net loss per share as they have an antidilutive impact.

The following table sets forth basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2020 and 2019 (in thousands, except share and per share amounts):

	Years Ended December 31,
Common stockholders	2020	2019
Numerator:
Net and comprehensive loss	$(59,335)	$(184,462)
Less: Preferred stock dividends	103	109
Add: Adjustment due to gain on Series E Exchange	(5,415)	—
Less: Adjustment due to BCF of Series F Shares	5,349	—
Net and comprehensive loss available to common stockholders	$(59,372)	$(184,571)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	49,084,432	33,238,600
Net loss per share attributable to common stockholders, basic and diluted	$(1.21)	$(5.55)